Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
15.	Income Taxes

As a Cayman Islands entity, Stealth BioTherapeutics Corp is not currently subject to taxation. Stealth BioTherapeutics Inc. is subject to U.S. income tax and certain state income taxes.

The following table presents domestic and foreign components of loss before income tax benefit for the periods presented:

	Year Ended December 31,
	2018	2017	2016
Domestic	$3,116,200	$1,598,933	$480,149
Foreign	93,596,287	81,310,894	60,569,333

Loss before income tax benefit	$96,712,487	$82,909,827	$61,049,482

A reconciliation setting forth the differences between the Company’s effective tax rate and the U.S. statutory tax rate is as follows:

	Year Ended December 31,
	2018	2017	2016
Income tax benefit at federal statutory rate	$654,085	$557,206	$162,567
State and local income taxes net of federal tax benefit	521,854	254,703	334,773
Federal credits	1,267,306	1,298,890	881,381
Federal rate change	—	(280,090)	—
Nondeductible/nontaxable permanent items	76,615	(11,849)	(15,353)
Other	(55,688)	1,406	21,169
Change in valuation allowance	(2,464,172)	(1,820,266)	(1,384,537)

Income tax benefit	$—	$—	$—

Effective tax rate	0.0%	0.0%	0.0%

The significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2018	2017
Deferred tax assets:
Federal and state net operating loss carryforwards	$663,213	$620,007
Credits	4,584,939	2,871,521
Deferred rent	29,444	39,817
Other accrued liabilities	754,442	55,961
Depreciation	21,685	2,245

Total deferred tax assets	6,053,723	3,589,551

Deferred tax liabilities:
Other accrued liabilities	—	—
Depreciation	—	—

Total deferred tax liabilities	—	—

Valuation allowance	6,053,723	3,589,551

Net deferred tax liability	$—	$—

As of December 31, 2018, Stealth BioTherapeutics Inc. had federal and state net operating loss carryforwards of $2,978,866 and $715,508, respectively. The net operating loss carryforwards expire at various dates beginning in 2034 through 2038 for U.S. and state tax purposes.

Realization of the future tax benefits is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carryforward period. As of December 31, 2018, the Company maintains a full valuation allowance for its deferred tax assets due to uncertainty regarding their realization. Adjustments could be required in the future if the Company estimates that the amount of deferred tax assets to be realized is more or less than the net amount the Company has recorded. The valuation allowance increased $2,464,172 during the year ended December 31, 2018 due primarily to the generation of net operating losses during the period and the recognition of potential research and development tax credits.

The Company is not currently under any income tax examinations. Due to the Company’s net operating losses, all tax years generally remain open in each jurisdiction. No interest or penalties have been recorded on any unrecognized tax benefits since its inception. The Company does not believe material uncertain tax positions have arisen to date.

Under the provisions of Section 382 of the Internal Revenue Code of 1986, certain substantial changes in the Company’s ownership, including a sale of the Company, or significant changes in ownership due to sales of equity, may have limited, or may limit in the future, the amount of net operating loss carryforwards and tax credits, which could be used annually to offset future taxable income.

On December 22, 2017, The Tax Cuts and Jobs Act (the “Act)” was enacted. The Act significantly revised the U.S. corporate income tax law by lowering the corporate Federal income tax rate from 35% to 21%. As of December 31, 2017, the Company has assessed the effects of the corporate rate reduction on its existing deferred tax balances which resulted in a $280,090 reduction in the deferred tax assets. Since the Company maintains a full valuation allowance on its deferred tax assets, a corresponding reduction in the valuation allowance equal to the effect of the rate reduction on the ending deferred tax asset was also reflected. In addition to the rate reduction, the Act also requires companies with foreign subsidiaries to pay a one-timetransition tax on earnings that were previously tax deferred. As of December 31, 2018, the Company does not have previously deferred foreign earnings subject to the transition tax.